UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05495

BlackRock High Income Shares Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock High Income Shares Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2005

BlackRock High Income Shares (HIS)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—143.3%
			Corporate Bonds—141.6%
			Aerospace & Defense—4.0%
BB-	$ 250		AAR Corp., 6.875%, 12/15/07	$ 255,000
B	80		Argo-Tech Corp., 9.25%, 6/01/11	84,400
B+	80		Armor Holdings, Inc., 8.25%, 8/15/13	86,400
BB	1,750		Availl, Inc., 7.625%, 7/01/11	1,802,500
B-	1,940		BE Aerospace, Inc., 8.875%, 5/01/11	2,034,575
BB	1,500		Sequa Corp., 8.875%, 4/01/08	1,567,500

				5,830,375

			Automotive—2.8%
BB+	100		ArvinMeritor, Inc., 8.75%, 3/01/12	98,500
			Delco Remy Intl., Inc.,
Caa1	500		11.00%, 5/01/09	327,500
Caa1	500		9.375%, 4/15/12	280,000
B-	1,750		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	1,706,250
CCC+	605	[2]	Metaldyne Corp., 10.00%, 11/01/13	526,350
B-	200		Stanadyne Corp., 10.00%, 8/15/14	198,000
BB-	800		TRW Automotive, Inc., 9.375%, 2/15/13	868,000

				4,004,600

			Basic Materials—17.0%
BB-	250		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	246,250
B-	1,200		Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	1,341,000
B-	215	[2]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 9.099%, 7/15/10	216,075
B-	2,380		Caraustar Industries, Inc., 9.875%, 4/01/11	2,382,975
BB-	225		Catalyst Paper Corp., 7.375%, 3/01/14 (Canada)	213,750
BB-	1,010		Del Monte Corp., 8.625%, 12/15/12	1,085,750
BB-	390		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	404,625
			Equistar Chemicals LP/Equistar Funding Corp.,
BB-	125		8.75%, 2/15/09	130,938
BB-	2,780		10.125%, 9/01/08	3,002,400
BB-	1,250		10.625%, 5/01/11	1,362,500
			Georgia-Pacific Corp.,
BB+	1,000		8.00%, 1/15/14	1,095,000
BB+	1,000		8.00%, 1/15/24	1,101,250
B	500	[2]	Huntsman Intl. LLC, 7.375%, 1/01/15	478,750
BB-	1,450		Huntsman LLC, 11.625%, 10/15/10	1,653,000
			IMC Global, Inc.,
BB	200		10.875%, 6/01/08	224,500
BB	100		10.875%, 8/01/13	117,250
CCC+	2,205	[2]	Innophos, Inc., 8.875%, 8/15/14	2,238,075
BBB+	165		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	191,400
B	500		Jacuzzi Brands, Inc., 9.625%, 7/01/10	530,000
BB-	790		Lyondell Chemical Co., 10.50%, 6/01/13	904,550
B-	715		Nalco Co., 8.875%, 11/15/13	732,875
CCC+	1,225		NewPage Corp., 10.00%, 5/01/12	1,154,562
B-	485	[2]	PQ Corp., 7.50%, 2/15/13	471,663
B-	1,000		Resolution Performance Products, Inc., 13.50%, 11/15/10	1,062,500
			Rhodia SA, (France)
CCC+	1,250		8.875%, 6/01/11	1,185,937
B3	605		10.25%, 6/01/10	645,081
			Southern Peru Copper Corp.,
BBB-	140	[2]	6.375%, 7/27/15	139,430
BBB-	370	[2]	7.50%, 7/27/35	360,750

				24,672,836

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Building & Development—3.7%
B-	$ 995	[2]	Ahern Rentals Inc., 9.25%, 8/15/13	$ 1,017,388
B2	540	[2]	Compression Polymers Corp., 10.50%, 7/01/13	500,850
B-	2,700	[2]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	2,443,500
Ba2	1,000		K Hovnanian Enterprises, Inc., 7.75%, 5/15/13	1,018,750
B	330		North American Energy Partners Inc., 9.00%, 6/01/10 (Canada)	343,200

				5,323,688

			Consumer Products—9.8%
			Cenveo Corp.,
B3	565		7.875%, 12/01/13	542,400
B1	550		9.625%, 3/15/12	585,750
B2	2,035		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	1,694,138
B-	386		FTD, Inc., 7.75%, 2/15/14	386,965
B2	678		Gold Kist, Inc., 10.25%, 3/15/14	766,140
			GSC Holdings Corp.,
Ba3	140	[2,3]	7.875%, 10/01/11	140,350
Ba3	240	[2]	8.00%, 10/01/12	238,800
B-	500		Jarden Corp., 9.75%, 5/01/12	532,500
B	1,000		Johnsondiversey Holdings, Inc., Zero Coupon, 5/15/13	740,000
B-	2,425		Lazydays RV Center, Inc., 11.75%, 5/15/12	2,573,531
B-	810	[3]	Levi Strauss & Co., 8.254%, 4/01/12	810,000
CCC	730	[2]	Merisant Co., 10.75%, 7/15/13	496,400
B3	1,880		Movie Gallery, Inc., 11.00%, 5/01/12	1,677,900
B2	210	[2]	Neiman-Marcus Group, Inc., 9.00%, 10/15/15	210,000
BB-	400	[2]	Quiksilver Inc., 6.875%, 4/15/15	386,000
			Rite Aid Corp.,
B-	750		4.75%, 12/01/06	744,375
B-	715	[2]	6.125%, 12/15/08	675,675
BB-	250		8.125%, 5/01/10	255,000
B-	250		Simmons Bedding Co., 7.875%, 1/15/14	230,000
B	500		Swift & Co., 12.50%, 1/01/10	545,000

				14,230,924

			Containers & Packaging—6.5%
B	1,575		Crown Cork & Seal, Inc., 8.00%, 4/15/23	1,527,750
			Crown European Holdings SA,
B	285		7.375%, 12/15/26 (France)	279,300
B+	1,430		9.50%, 3/01/11 (France)	1,567,637
B-	1,000		Graphic Packaging Intl., Inc., 9.50%, 8/15/13	932,500
B+	1,000		Jefferson Smurfit Corp., 7.50%, 6/01/13	900,000
B	2,600		Owens Brockway, 8.25%, 5/15/13	2,691,000
B	250		Owens Illinois, Inc., 7.35%, 5/15/08	255,000
CCC+	295	[2]	Pregis Corp., 12.375%, 10/15/13	292,050
B+	1,000		Stone-Container Corp. Enterprises, Inc., 9.75%, 2/01/11	1,015,000

				9,460,237

			Ecological Services & Equipment—1.6%
			Allied Waste NA, Inc.,
BB-	800		8.50%, 12/01/08	834,000
BB-	1,000		8.875%, 4/01/08	1,040,000
B	400		Casella Waste Systems, Inc., 9.75%, 2/01/13	430,000

				2,304,000

			Energy—17.3%
B+	250		AES Corp., 9.50%, 6/01/09	272,500
B1	285		ANR Pipeline Co., 9.625%, 11/01/21	351,975
B2	1,115		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	1,170,750
B	285	[2]	Calpine Corp., 9.625%, 9/30/14	290,700
CCC	1,055		Calpine Energy Finance ULC, 8.50%, 5/01/08 (Canada)	638,275
CCC+	680		Calpine Generating Co. LLC, 11.50%, 4/01/11	625,600
BB	720		Chesapeake Energy Finance, 6.25%, 1/15/18	705,600
B-	685	[2]	Clayton Williams Energy, Inc., 7.75%, 8/01/13	673,012

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
			CMS Energy Corp.,
B+	$ 80		7.50%, 1/15/09	$ 84,000
B+	240		9.875%, 10/15/07	261,000
Ba3	390	[2]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	411,937
			Dynegy Holdings, Inc.,
B+	180	[2]	9.875%, 7/15/10	195,975
B+	519	[2]	10.125%, 7/15/13	578,036
			El Paso CGP Co.,
B-	100		7.42%, 2/15/37	92,500
B-	600		7.75%, 6/15/10	612,000
B-	3,250		9.625%, 5/15/12	3,542,500
B-	205		10.75%, 10/01/10	218,325
B1	50		El Paso Natural Gas Co., 8.875%, 6/15/32	57,188
B	1,390		Exco Resources, Inc., 7.25%, 1/15/11	1,436,912
B	285	[2]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	313,500
BBB-	199		Homer City Funding LLC, 8.734%, 10/01/26	236,099
			KCS Energy, Inc.,
B-	250	[2]	7.125%, 4/01/12	256,250
B-	510		7.125%, 4/01/12	522,750
			Midwest Generation LLC,
B+	388		8.56%, 1/02/16	426,713
B1	295		8.75%, 5/01/34	329,663
B2	1,680		Mission Energy Holdings Co., 13.50%, 7/15/08	1,971,900
B-	240	[2]	Ocean Rig AS, 8.375%, 7/01/13 (Norway)	259,800
B	2,000		Orion Power Holdings, Inc., 12.00%, 5/01/10	2,405,000
B	25		Range Resources Corp., 6.375%, 3/15/15	25,250
			Reliant Energy, Inc.,
BB-	70		6.75%, 12/15/14	68,425
BB-	185		9.25%, 7/15/10	200,725
B	1,475		Roseton/Danskammer, 7.27%, 11/08/10	1,463,937
B+	600	[2]	Tenaska Alabama Partners LP, 7.00%, 6/30/21	612,642
B1	1,000		Tennessee Gas Pipeline Co., 7.50%, 4/01/17	1,076,250
BB+	60		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	65,550
BBB-	200		TXU Corp., 6.55%, 11/15/34	186,132
Ba3	2,000		Universal Compression, Inc., 7.25%, 5/15/10	2,070,000
			Whiting Petroleum Corp.,
B2	150	[2]	7.00%, 2/01/14	151,875
B2	200		7.25%, 5/01/13	202,750

				25,063,997

			Entertainment & Leisure—5.3%
B+	1,000		Boyd Gaming Corp., 7.75%, 12/15/12	1,051,250
BB+	500		Caesars Entertainment, Inc., 7.875%, 3/15/10	543,750
B1	250	[3]	Felcor Lodging LP, 7.78%, 6/01/11	260,625
			Gaylord Entertainment Co.,
B-	450		6.75%, 11/15/14	434,250
B-	1,000		8.00%, 11/15/13	1,050,000
B	650		Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10	734,500
BB	450		K2, Inc., 7.375%, 7/01/14	450,000
B	720		Poster Financial Group, Inc., 8.75%, 12/01/11	741,600
B-	705		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	706,762
BB+	500		Royal Caribbean Cruises Ltd., 6.875%, 12/01/13 (Liberia)	518,750
B+	240	[2]	San Pasqual Casino, 8.00%, 9/15/13	241,200
B+	1,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	952,500

				7,685,187

			Financial Institutions—13.0%
B+	282		AES Ironwood LLC, 8.857%, 11/30/25	321,649
B-	1,640		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	1,832,700
B-	315	[2]	Borden US Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	324,450
BB	200		Crum & Forster Holdings Corp., 10.375%, 6/15/13	218,500
B+	260	[2]	E*Trade Financial Corp., 7.375%, 9/15/13	261,300

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
BB	$ 1,205		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	$ 1,156,800
			Ford Motor Credit Co.,
BBB-	2,440		5.70%, 1/15/10	2,226,866
BBB-	450		7.25%, 10/25/11	429,970
B-	1,945		K&F Acquisition, Inc., 7.75%, 11/15/14	1,974,175
B-	1,240	[2]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	1,216,750
B+	2,955	[2]	Rainbow National Services LLC, 10.375%, 9/01/14	3,324,375
B-	1,540		Standard Aero Holdings, Inc., 8.25%, 9/01/14	1,489,950
B-	110		Universal City Florida Hldg. Co. I/II, 7.96%, 5/01/10	114,400
CCC+	1,250		Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	1,337,500
B-	2,500		Visant Corp., 7.625%, 10/01/12	2,525,000
BB-	110		Western Financial Bank, 9.625%, 5/15/12	126,500

				18,880,885

			Health Care—4.6%
CCC	50		Curative Health Services, Inc., 10.75%, 5/01/11	32,250
B-	500		Genesis Healthcare Corp., 8.00%, 10/15/13	538,750
B	725	[2,3]	Insight Health Services Corp., 9.174%, 11/01/11	710,500
B-	900		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	965,250
B-	940	[2,3]	Select Medical Corp., 9.933%, 9/15/15	935,300
			Tenet Healthcare Corp.,
B	180		6.375%, 12/01/11	168,075
B	180		9.875%, 7/01/14	188,325
B-	990		Universal Hospital Services, Inc., 10.125%, 11/01/11	1,017,225
B-	1,500		VWR Intl, Inc., 8.00%, 4/15/14	1,460,625
B+	600		WH Holdings Ltd./WH Capital Corp., 9.50%, 4/01/11 (Cayman Islands)	646,500

				6,662,800

			Industrials—12.8%
B	1,000		Blount, Inc., 8.875%, 8/01/12	1,070,000
B	880		Celestica, Inc., 7.625%, 7/01/13 (Canada)	874,500
Caa1	2,750	[2]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	2,860,000
B-	2,000		ERICO Intl. Corp., 8.875%, 3/01/12	2,080,000
NR	2,764	[3,4,5,6]	Goss Graphics Systems, 12.25%, 11/19/05	—
B3	1,000		H&E Equipment Services LLC/H&E Finance Corp., 11.125%, 6/15/12	1,120,000
B-	1,500	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	1,462,500
B-	1,000		NationsRent Cos., Inc., 9.50%, 5/01/15	1,040,000
BB-	1,910		Rental-A-Center, Inc., 7.50%, 5/01/10	1,816,888
BB	1,387		Service Corp. Intl., 7.70%, 4/15/09	1,456,350
B3	1,170	[2]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,199,250
CCC+	1,710		Trimas Corp., 9.875%, 6/15/12	1,410,750
			United Rentals NA, Inc.,
Caa1	1,100		7.00%, 2/15/14	1,017,500
Caa1	1,100		7.75%, 11/15/13	1,067,000

				18,474,738

			Media—21.4%
B-	840		Allbritton Communications Co., 7.75%, 12/15/12	837,900
CCC+	1,135		American Media Operations, Inc., 10.25%, 5/01/09	1,112,300
NR	1,600		Argosy Gaming Co., 7.00%, 1/15/14	1,775,024
NR	1,250		Cablecom SCA, 4.90%, 4/30/12 (Luxembourg) (EUR)	1,518,492
B	500	[2]	Charter Communciations Operating/Charter Communications Operating Capital, 8.375%, 4/30/14	502,500
CCC+	3,390		Charter Communications Holdings II LLC/Charter Comminications Holdings II Capital Corp., 10.25%, 9/15/10	3,483,225
CCC+	1,250		Charter Communications Holdings LLC/Charter Communication Holdings Capital Corp., 11.125%, 1/15/11	965,625
B+	550		Corus Entertainment, Inc., 8.75%, 3/01/12 (Canada)	589,188
			CSC Holdings, Inc.,
BB-	600		7.875%, 2/15/18	571,500
B+	2,550		10.50%, 5/15/16	2,741,250
			Dex Media East LLC/Dex Media East Finance Co.,
B1	500		9.875%, 11/15/09	543,750
B	600		12.125%, 11/15/12	702,000

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(cont’d)
B	$ 488		Dex Media West LLC/Dex Media Finance Co., 9.875%, 8/15/13	$ 539,240
B	750		Dex Media, Inc., 8.00%, 11/15/13	770,625
B	1,000		Echostar Communications Corp., 5.75%, 5/15/08	990,000
BB-	365	[3]	Echostar DBS Corp., 6.754%, 10/01/08	372,300
B	250		General Cable Corp., 9.50%, 11/15/10	263,750
B-	410		Houghton Mifflin Co., 9.875%, 2/01/13	435,113
CCC+	175	[2]	iesy Repository GmbH, 10.375%, 2/15/15 (Germany)	187,906
CCC+	1,200		Nebraska Book Co., Inc., 8.625%, 3/15/12	1,128,000
B3	400		Nexstar Finance, Inc., 7.00%, 1/15/14	360,000
			Primedia, Inc.,
B	323		7.625%, 4/01/08	326,634
B	1,310		8.875%, 5/15/11	1,368,950
B	600	[3]	9.165%, 5/15/10	630,000
B	1,035		Quebecor Media, Inc., 11.125%, 7/15/11 (Canada)	1,132,031
BB-	630	[2]	Seneca Gaming Corp., 7.25%, 5/01/12	644,175
			Sinclair Broadcast Group, Inc.,
B	2,150		8.00%, 3/15/12	2,201,062
B	450		8.75%, 12/15/11	472,500
			Vertis, Inc.,
Caa1	1,710		10.875%, 6/15/09	1,680,075
Caa2	645	[2]	13.50%, 12/07/09	548,250
B-	95		WMG Holdings, Corp., Zero Coupon, 12/15/14	66,500
Caa1	1,620		Young Broadcasting, Inc., 10.00%, 3/01/11	1,530,900

				30,990,765

			Technology—7.5%
B-	140		Amkor Technology, Inc., 9.25%, 2/15/08	130,900
BB+	500		Fisher Scientific Intl, Inc., 3.25%, 3/01/24	507,500
B+	200	[2]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	220,250
			Lucent Technologies, Inc.,
B1	1,060		6.45%, 3/15/29	927,500
B1	2,600		6.50%, 1/15/28	2,242,500
			MagnaChip Semiconductor SA/Magna Semiconductor Finance Co., (Luxembourg)
Ba3	60		6.66%, 12/15/11	59,700
Ba3	500		6.875%, 12/15/11	480,000
B2	1,000		8.00%, 12/15/14	915,000
BB	900	[2]	STATS ChipPAC Ltd., 7.50%, 7/19/10	909,000
			Sungard Data Systems, Inc,
B-	240	[2,3]	8.525%, 8/15/13	248,400
B-	685	[2]	9.125%, 8/15/13	707,262
B-	1,200	[2]	10.25%, 8/15/15	1,215,000
B	385		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	388,850
B-	740		UGS Corp., 10.00%, 6/01/12	808,450
BB-	600		Unisys Corp., 8.00%, 10/15/12	586,500
BB+	500		Xerox Corp., 7.625%, 6/15/13	531,250

				10,878,062

			Telecommunications—11.6%
B2	750	[3]	Airgate PCS, Inc., 7.90%, 10/15/11	772,500
BB-	1,000		American Tower Corp., 7.125%, 10/15/12	1,050,000
BB-	2,085		Cincinnati Bell, Inc., 7.25%, 7/15/13	2,215,313
B-	170	[2,3]	Hawaiian Telcom Communications, Inc., 8.914%, 5/01/13	170,850
B+	500		Insight Midwest LP/Insight Capital, 10.50%, 11/01/10	525,000
			Intelsat Ltd., (Bermuda)
B2	1,235	[2]	8.625%, 1/15/15	1,259,700
B2	685	[2]	8.695%, 1/15/12	698,700
B1	1,072		PanAmSat Corp., 9.00%, 8/15/14	1,133,640
NR	3,000	[4]	Poland Telecom Finance BV, 14.00%, 12/01/07 (Netherlands)	-
B	230		Qwest Capital Funding, Inc., 7.00%, 8/03/09	225,400
			Qwest Corp.,
BB	3,190	[3]	7.12%, 3/15/12	3,477,100
BB	850	[2,3]	7.12%, 6/15/13	884,000

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Telecommunications—(cont’d)
B+	$ 535		Qwest Services Corp., 13.50%, 12/15/10	$ 613,244
BB-	615		Rogers Wireless Communications, Inc., 8.00%, 12/15/12 (Canada)	648,825
			Rural Cellular Corp.,
B2	1,000		8.25%, 3/15/12	1,050,000
Caa1	1,560		9.875%, 2/01/10	1,634,100
CCC-	440		Suncom Wireless, Inc. 9.375%, 2/01/11	363,000

				16,721,372

			Transporation—2.7%
B	805	[2]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	825,125
B+	200		General Maritime Corp., 10.00%, 3/15/13 (Marshall Island)	218,500
B3	2,050		Horizon Lines LLC, 9.00%, 11/01/12	2,196,063
BB+	660		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	716,100

				3,955,788

			Total Corporate Bonds	205,140,254

	Shares

			Common Stock—0.0%
	495		Crown Castle Intl. Corp.	12,191
	64,467		Goss Holdings, Inc.	1

			Total Common Stock	12,192

			Preferred Securities—1.7%
			Consumer Products—0.5%
	30,000		Smurfit-Stone Container Corp.	687,000

			Containers & Packaging—0.1%
	5,000		Owens Illinois, Inc.	184,500

			Energy—0.4%
	500	[2]	NRG Energy, Inc.	610,500

			Media—0.3%
	10,300		Emmis Communications Corp.	445,475

			Telecommunications—0.4%
	10,000		Crown Castle Intl. Corp.	508,770

			Total Preferred Securities	2,436,245

			Warrant—0.0%
	3,700	[2,5,6]	Pliant Corp., expires 6/01/10	—

			Total Long-Term Investments (cost $216,135,7717)	$207,588,691
			Liabilities in excess of other assets (including $66,000,000 of loan payable)—(43.3)%	(62,770,788)

			Net Assets Applicable to Common Shareholders—100%	$144,817,903

[1] Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2] Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2005, the Trust held 25.4% of its net assets, with a current market value of $36,743,076, in securities restricted as to resale.
[3] Security interest rate is as of September 30, 2005.
[4] Issuer is technically in default and/or bankruptcy.
[5] Security is fair valued.
[6] Illiquid security.
[7] Cost for Federal income purposes is $216,212,352. The net unrealized depreciation on a tax basis is $8,623,661, consisting of $4,063,455 gross unrealized appreciation and $12,687,116 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

EUR — European Monetary Unit

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock High Income Shares Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005